Operating Segment Information as Restated - Summary of Revenue from External Customers as Restated (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 68,826	$ 75,000	$ 59,980
United States of America
Disclosure Of Operating Segments [Line Items]
Revenue	65,402	$ 75,000	59,977
China
Disclosure Of Operating Segments [Line Items]
Revenue	$ 3,424		$ 3